Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Employee Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period			4,350,631
Granted			253,650
Exercised			(524,243)
Forfeited			(273,401)
Outstanding at end of period	3,806,637		3,806,637
Exercisable at end of period	2,203,758		2,203,758
Weighted Average Exercise Price
Outstanding at beginning of period			$ 23.01
Granted			$ 32.95
Exercised			$ 20.11
Forfeited			$ 25.47
Outstanding at end of period	$ 23.89		$ 23.89
Exercisable at end of period	$ 24.40		$ 24.40
Weighted Average Fair Value
Outstanding at beginning of period			$ 9.17
Granted	$ 12.06	$ 9.72	$ 12.05
Exercised			$ 8.17
Forfeited			$ 10.04
Outstanding at end of period	$ 9.44		$ 9.44
Exercisable at end of period	$ 8.86		$ 8.86
Weighted Average Remaining Contractual Life
Outstanding at end of period			4 years 6 months 18 days
Exercisable at end of period			3 years 3 months 26 days